Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2014
Accounting Policies [Abstract]
Summary of Significant Total Accounts and Notes Receivable
The components of our accounts and notes receivable, net of allowance for bad debt balance are as follows:

	December 31,
Dollars in thousands	2014	2013
Trade	$281,640	$270,498
Notes receivable	500	244
Allowance for bad debt(1)	(11,188)	(12,853)
Total accounts and notes receivable, net of allowance for bad debt	$270,952	$257,889

1)	Additional information on the allowance for bad debt for the years ended December 31, 2014, 2013 and 2012 is reported on Schedule II — Valuation and Qualifying Accounts.

Summary of Depreciable Lives for Different Categories of Property Plant and Equipment
Depreciable lives for different categories of property, plant and equipment are as follows:

Land and barge drilling equipment	3 to 20 years
Drill pipe, rental tools and other	4 to 10 years
Buildings and improvements	5 to 30 years